Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets, Net [Abstract]
Goodwill
	December 31,
	2013	2012
	U.S. Dollars
Goodwill	3,653	3,653
Accumulated impairment losses	(2,098)	(2,074)

	1,555	1,579

Intangible Assets, Net

	December 31,
	2013	2012
	U.S. Dollars
Patent registration costs	1,805	1,663
IPR&D	1,002	1,002
Technology	2,854	2,854
Customer relationships	45	45

Intangible assets at cost	5,706	5,564

Accumulated amortization and impairment	4,698	2,593

Total intangible asset, net	1,008	2,971

Estimated Amortization Expense
As of December 31, 2013, the estimated amortization expenses of intangible assets for the years 2014 to 2018 is as follows:

Year ending December 31,	U.S. Dollars
2014	163
2015	162
2016	162
2017	139
2018	123
749